Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Taxes [Abstract]
Schedule Of Taxes Payable [Table Text Block]
Taxes payable as of December 31, 2016 and 2015 consist of the following:

	December 31,	December 31,
	2016	2015

Corporation income tax payable	441,084	687,745
Other tax payable	279,408	116,525

Total	$720,492	$804,270

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2016 and 2015:

	Years ended December 31,
	2016	2015
Statutory PRC income tax rate	25%	25%
Favorable tax rate impact (a)	(15)%	(12)%
Permanent difference	7%	5%
Changes of deferred tax assets valuation allowances	6%	3%
Total	23%	21%

(a) Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income tax consisted of the following:
	Years ended December 31,
	2016	2015
Current	$1,465,744	$2,377,715
Deferred	(98,474)	-
Total	$1,367,270	$2,377,715

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred tax assets are as follows:

	December 31,	December 31,
	2016	2015

Allowance for doubtful accounts and other reserves	$564,556	$324,053
Accumulated depreciation	-	72,834
Valuation allowance	(470,403)	(396,887)
Total	$94,153	$-